Share Capital and Capital Surplus - Summary of Capital Surplus (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Share premium	₩ 463,825	₩ 463,825
Gain on disposal of treasury shares	806,114	796,623
Other capital surplus	140,349	136,968
Capital surplus	₩ 1,410,288	₩ 1,397,416